Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings (Loss) Per Share [Abstract]
Schedule of Earnings (Loss) of Potentially Dilutive Ordinary Shares	The earnings (loss) calculation for the years ended December 31, 2023, 2022 and 2021 excludes the following potentially dilutive ordinary shares:
	Years ended December 31,
	2023	2022	2021
Class A ordinary shares exercisable from warrants issued pursuant to the Warrant Inducement Offering (as defined below in Note 12)(1)	453,333	453,333	453,333
Class A ordinary shares exercisable from warrants issued pursuant to the March 2021 Offering (as defined below in Note 12)(1)	233,333	233,333	233,333
Class A ordinary shares issuable from the outstanding restricted share awards(1)	91,419	133,067	53,000
Total	778,085	819,733	739,666
(1)	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.

Schedule of Income and Share Data Used in the Basic and Diluted Earnings (Loss) Per Ordinary Share Computations	The following reflects the income/(loss) and share data used in the basic and diluted earnings (loss) per ordinary share computations:
	Years ended December 31,
	2023	2022	2021
Earnings (loss) attributable to ordinary shareholders of the Company for basic earnings (loss) per share calculation	$(36,772,143)	$(43,888,242)	$4,430,941
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation(1)	6,275,118	6,247,333	5,923,845
Basic earnings (loss) per share(1)	$(5.86)	$(7.03)	$0.75

Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	$(36,772,143)	$(43,888,242)	$4,430,941

Weighted average number of ordinary shares outstanding basic earnings (loss) per share calculation(1)	6,275,118	6,247,333	5,923,845
Adjusted for:
- incremental shares issuable related to warrants issued(1)	-	-	5,013
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation(1)	6,275,118	6,247,333	5,928,858

Diluted earnings (loss) per share(1)	$(5.86)	$(7.03)	$0.75
(1)	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.